CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation of Cash, Cash Equivalents and Restricted Cash ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	¥ 57,768,053	$ 7,914,191	¥ 59,794,469		¥ 34,326,192
Restricted cash	68,426,368	9,374,374	61,985,436		57,974,225
Total cash, cash equivalents and restricted cash in the statements of cash flows	¥ 126,194,421	$ 17,288,565	¥ 121,779,905	$ 16,683,779	¥ 92,300,417	¥ 66,043,971